Form N-1A Cover	Aug. 29, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	MUTUAL FUND SERIES TRUST
Entity Central Index Key	0001355064
Document Creation Date	Aug. 29, 2025
Document Effective Date	Aug. 29, 2025
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Prospectus Date	Nov. 01, 2024